UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.1%	Common Stock	418,891,473	386,922,110
2.2%	Preferred Stock	21,509,055	8,874,846
2.3%	Other Investment Company	9,392,748	9,392,748

99.6%	Total Investments	449,793,276	405,189,704
0.4%	Other Assets and Liabilities, Net		1,736,610

100.0%	Net Assets		406,926,314

	Number	Value
Security	of Shares	($)

Common Stock 95.1% of net assets

Brazil 7.6%

Materials 0.3%
Vale S.A. ADR	178,000	1,456,040

Software & Services 1.9%
Cielo S.A.	490,800	7,693,791

Transportation 3.8%
CCR S.A.	1,952,200	11,317,208
EcoRodovias Infraestrutura e Logistica S.A.	1,010,300	4,051,538

		15,368,746

Utilities 1.6%
CPFL Energia S.A. ADR	469,600	6,372,472

		30,891,049

Chile 2.0%

Utilities 2.0%
Enersis S.A. ADR	503,000	8,063,090

China 15.3%

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	819,000	6,405,159

Consumer Durables & Apparel 2.4%
Belle International Holdings Ltd.	8,744,456	9,822,197

Energy 1.4%
China Shenhua Energy Co., Ltd., Class H	1,983,000	5,851,657

Health Care Equipment & Services 2.1%
Mindray Medical International Ltd. ADR	319,100	8,424,240

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	739,500	7,710,180

Telecommunication Services 2.7%
China Mobile Ltd.	940,000	11,009,981

Utilities 3.2%
China Resources Power Holdings Co., Ltd.	5,168,000	13,182,147

		62,405,561

India 9.6%

Automobiles & Components 0.9%
Bajaj Auto Ltd.	99,351	3,820,237

Banks 3.5%
Axis Bank Ltd.	908,676	7,192,093
Housing Development Finance Corp., Ltd.	403,924	7,243,305

		14,435,398

Capital Goods 0.9%
Larsen & Toubro Ltd.	151,770	3,575,658

Energy 1.9%
Cairn India Ltd.	1,981,877	7,552,035

Software & Services 2.4%
Infosys Ltd.	156,804	4,865,260
Infosys Ltd. ADR	155,800	4,901,468

		9,766,728

		39,150,056

Indonesia 4.4%

Banks 3.1%
PT Bank Mandiri (Persero) Tbk	6,844,700	5,952,410
PT Bank Rakyat Indonesia (Persero) Tbk	7,027,400	6,605,619

		12,558,029

Utilities 1.3%
PT Perusahaan Gas Negara (Persero) Tbk	10,676,200	5,166,455

		17,724,484

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production JSC GDR	332,184	4,816,668

Malaysia 7.2%

Banks 2.9%
AMMB Holdings Berhad	6,341,500	11,909,263

Consumer Services 1.4%
Genting Malaysia Berhad	4,955,600	5,754,543

 1

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.9%
Tenaga Nasional Berhad	2,969,400	11,694,841

		29,358,647

Mexico 5.3%

Banks 1.7%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	644,500	6,677,020

Real Estate 3.6%
Fibra Uno Administracion S.A. de C.V.	5,002,100	14,741,426

		21,418,446

Peru 1.8%

Banks 1.8%
Credicorp Ltd.	45,395	7,271,371

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	179,073	11,333,530

Qatar 1.7%

Banks 1.7%
Qatar National Bank SAQ	122,215	7,099,127

Republic of Korea 5.2%

Automobiles & Components 2.9%
Hyundai Mobis Co., Ltd.	55,493	11,872,549

Technology Hardware & Equipment 2.3%
Samsung Electronics Co., Ltd.	7,902	9,500,132

		21,372,681

Russia 2.3%

Banks 0.8%
Sberbank of Russia ADR	881,606	3,414,460

Energy 1.5%
Gazprom OAO ADR	1,300,062	5,889,281

		9,303,741

South Africa 4.5%

Capital Goods 1.9%
The Bidvest Group Ltd.	291,186	7,612,726

Food, Beverage & Tobacco 1.5%
SABMiller plc	115,381	6,008,336

Retailing 1.1%
Woolworths Holdings Ltd.	683,413	4,532,210

		18,153,272

Taiwan 10.5%

Semiconductors & Semiconductor Equipment 5.5%
MediaTek, Inc.	452,000	6,570,919
Taiwan Semiconductor Manufacturing Co., Ltd.	3,586,224	15,799,007

		22,369,926

Technology Hardware & Equipment 2.1%
Asustek Computer, Inc.	791,000	8,630,601

Telecommunication Services 2.9%
Taiwan Mobile Co., Ltd.	3,591,000	11,874,549

		42,875,076

Thailand 1.8%

Energy 1.8%
PTT PCL	734,100	7,229,435

Turkey 4.5%

Energy 2.2%
Tupras-Turkiye Petrol Rafinerileri A/S	375,856	8,892,684

Telecommunication Services 2.3%
Turk Telekomunikasyon A/S	3,007,835	9,357,396

		18,250,080

United Arab Emirates 1.6%

Real Estate 1.6%
Emaar Malls Group PJSC *	8,818,862	6,434,584

United Kingdom 3.1%

Food, Beverage & Tobacco 3.1%
Unilever plc	312,542	12,698,012

United States 2.7%

Consumer Services 2.7%
Yum! Brands, Inc.	152,000	11,073,200

Total Common Stock
(Cost $418,891,473)		386,922,110

Preferred Stock 2.2% of net assets

Brazil 2.2%

Energy 0.7%
Petroleo Brasileiro S.A.	766,800	2,890,428

Materials 1.5%
Vale S.A. ADR	824,300	5,984,418

Total Preferred Stock
(Cost $21,509,055)		8,874,846

2

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.3% of net assets

United States 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	9,392,748	9,392,748

Total Other Investment Company
(Cost $9,392,748)		9,392,748

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $452,920,960 and the unrealized appreciation and depreciation were $18,909,137 and ($66,640,393), respectively, with a net unrealized depreciation of ($47,731,256).

At 12/31/14, the values of certain foreign securities held by the fund aggregating $243,886,739 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

 3

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$124,656,303	$—	$124,656,303
Brazil[1]	30,891,049	—	—	30,891,049
Chile[1]	8,063,090	—	—	8,063,090
China[1]	—	53,981,321	—	53,981,321
Health Care Equipment & Services	8,424,240	—	—	8,424,240
India[1]	—	29,383,328	—	29,383,328
Software & Services	4,901,468	4,865,260	—	9,766,728
Kazakhstan[1]	4,816,668	—	—	4,816,668
Mexico[1]	21,418,446	—	—	21,418,446
Peru[1]	7,271,371	—	—	7,271,371
Philippines[1]	11,333,530	—	—	11,333,530
Russia[1]	9,303,741	—	—	9,303,741
Taiwan[1]	—	31,000,527	—	31,000,527
Telecommunication Services	11,874,549	—	—	11,874,549
Thailand[1]	7,229,435	—	—	7,229,435
United Arab Emirates[1]	6,434,584	—	—	6,434,584
United States[1]	11,073,200	—	—	11,073,200
Preferred Stock
Brazil[1]	8,874,846	—	—	8,874,846
Other Investment Company[1]	9,392,748	—	—	9,392,748

Total	$161,302,965	$243,886,739	$—	$405,189,704

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $8,532,231 from Level 2 to Level 1 for the period ended December 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

REG60670JDEC14-00

 5

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of December 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	24,482,796	26,736,735
0.8%	Other Investment Company	220,083	220,083

99.7%	Total Investments	24,702,879	26,956,818
0.3%	Other Assets and Liabilities, Net		69,437

100.0%	Net Assets		27,026,255

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 1.6%

Insurance 1.6%
QBE Insurance Group Ltd.	46,525	422,465

China 1.7%

Telecommunication Services 1.7%
China Mobile Ltd.	40,000	468,510

France 10.4%

Capital Goods 2.5%
Compagnie de Saint-Gobain	15,916	674,215

Energy 2.5%
Total S.A.	13,452	689,173

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	9,661	880,797

Telecommunication Services 2.1%
Orange S.A.	34,207	581,748

		2,825,933

Germany 9.0%

Automobiles & Components 1.6%
Daimler AG - Reg’d	5,127	425,818

Software & Services 2.8%
SAP SE	10,993	767,623

Telecommunication Services 3.4%
Deutsche Telekom AG - Reg’d	56,620	905,939

Utilities 1.2%
RWE AG	10,645	328,554

		2,427,934

Israel 3.1%

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Teva Pharmaceutical Industries Ltd. ADR	14,500	833,895

Italy 2.2%

Energy 2.2%
Eni S.p.A.	33,606	588,659

Japan 17.0%

Automobiles & Components 2.8%
Honda Motor Co., Ltd.	25,200	739,325

Food & Staples Retailing 1.7%
Seven & i Holdings Co., Ltd.	12,800	460,433

Household & Personal Products 2.3%
Kao Corp.	16,000	630,952

Insurance 2.7%
Tokio Marine Holdings, Inc.	22,600	733,996

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Takeda Pharmaceutical Co., Ltd.	19,800	819,676

Technology Hardware & Equipment 3.1%
Canon, Inc.	26,300	835,912

Telecommunication Services 1.4%
NTT DOCOMO, Inc.	25,800	375,727

		4,596,021

Netherlands 4.7%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	50,397	895,699

Media 1.4%
Reed Elsevier N.V.	15,929	380,394

		1,276,093

Singapore 4.6%

Banks 2.2%
United Overseas Bank Ltd.	32,093	592,246

Telecommunication Services 2.4%
Singapore Telecommunications Ltd.	222,000	651,637

		1,243,883

Spain 8.4%

Banks 1.9%
Banco Santander S.A.	61,262	514,179

Telecommunication Services 2.9%
Telefonica S.A.	55,668	799,255

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.6%
Iberdrola S.A.	143,205	965,308

		2,278,742

Switzerland 14.6%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	42,401	897,126

Food, Beverage & Tobacco 3.3%
Nestle S.A. - Reg’d	12,097	881,883

Insurance 3.2%
Zurich Insurance Group AG *	2,768	865,007

Materials 1.5%
Syngenta AG - Reg’d	1,303	419,120

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	9,527	883,567

		3,946,703

Taiwan 2.1%

Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	128,839	567,596

United Kingdom 19.5%

Energy 6.0%
BP plc	115,866	735,468
Royal Dutch Shell plc, Class A	26,240	874,557

		1,610,025

Food & Staples Retailing 2.2%
Tesco plc	207,160	604,016

Food, Beverage & Tobacco 3.3%
Unilever plc	22,078	896,989

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	41,162	883,073

Telecommunication Services 1.4%
Vodafone Group plc	111,090	380,886

Utilities 3.3%
National Grid plc	62,393	885,312

		5,260,301

Total Common Stock
(Cost $24,482,796)		26,736,735

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	220,083	220,083

Total Other Investment Company
(Cost $220,083)		220,083

End of Investments.

At 12/31/14, the tax basis cost of the fund’s investments was $25,259,923 and the unrealized appreciation and depreciation were $3,337,570 and ($1,640,675), respectively, with a net unrealized appreciation of $1,696,895.

At 12/31/14, the values of certain foreign securities held by the fund aggregating $25,902,840 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/30/2015	State Street Bank & Trust, Co.	AUD	407,000	USD	331,671	(7,733)
01/30/2015	State Street Bank & Trust, Co.	USD	331,671	AUD	407,000	27,556

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						19,823

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$25,902,840	$—	$25,902,840
Israel[1]	833,895	—	—	833,895
Other Investment Company[1]	220,083	—	—	220,083

Total	$1,053,978	$25,902,840	$—	$26,956,818

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$27,556	$—	$27,556

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($7,733)	$—	($7,733)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $842,874 from Level 1 to Level 2 for the period ended December 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts during the period ended December 31, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672DEC14-00

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha President and Chief Executive Officer
Date: February 10, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: February 10, 2015

By:	/s/ George Pereira George Pereira
Chief Financial Officer
Date: February 10, 2015